Quarterly Holdings Report
for
Fidelity® International Discovery Fund
July 31, 2022
IGI-NPRT3-0922
1.804822.118
Common Stocks - 92.7%
	Shares	Value ($) (000s)
Australia - 2.0%
Bapcor Ltd.	5,672,973	26,599
Flight Centre Travel Group Ltd. (a)(b)	3,403,783	41,394
Iperionx Ltd. (a)(c)	12,059,029	5,971
Lynas Rare Earths Ltd. (a)	3,058,274	18,806
National Storage REIT unit	41,137,720	71,934
Rio Tinto Ltd.	352	24
TOTAL AUSTRALIA		164,728
Bailiwick of Jersey - 0.3%
Experian PLC	1,347	47
JTC PLC (d)	3,277,071	29,692
TOTAL BAILIWICK OF JERSEY		29,739
Belgium - 1.7%
KBC Group NV	1,506,665	78,915
UCB SA	878,885	68,538
TOTAL BELGIUM		147,453
Brazil - 0.2%
Rede D'Oregon Sao Luiz SA (d)	2,095,900	13,120
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (e)	619,390	229
Canada - 4.6%
Canadian Natural Resources Ltd. (b)	3,061,501	169,051
Constellation Software, Inc.	56,740	96,521
Definity Financial Corp.	515,780	14,863
Nutrien Ltd.	714,082	61,128
The Toronto-Dominion Bank	652,387	42,377
Topicus.Com, Inc. (a)	103,371	5,913
TOTAL CANADA		389,853
Cayman Islands - 0.8%
Antengene Corp. (a)(d)	8,408,668	5,559
Li Ning Co. Ltd.	4,062,884	32,918
Medlive Technology Co. Ltd. (d)	2,278,538	2,897
Silergy Corp.	1,240,000	23,131
TOTAL CAYMAN ISLANDS		64,505
China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (d)	249,316	3,405
WuXi AppTec Co. Ltd. (H Shares) (d)	955,283	11,561
TOTAL CHINA		14,966
Denmark - 1.7%
DSV A/S	422,300	71,158
ORSTED A/S (d)	588,386	68,498
TOTAL DENMARK		139,656
Finland - 0.5%
Musti Group OYJ	547,128	11,307
Neste OYJ	600,141	30,718
TOTAL FINLAND		42,025
France - 9.9%
Air Liquide SA	723,154	99,421
AXA SA	4,034,076	92,955
BNP Paribas SA	1,259,299	59,499
Capgemini SA	621,377	117,712
Edenred SA	972,282	49,785
Euroapi SASU (a)	43,760	738
Exclusive Networks SA	1,467,941	23,885
LVMH Moet Hennessy Louis Vuitton SE	328,248	227,921
Sanofi SA	1,006,531	100,023
Teleperformance	176,816	58,967
TOTAL FRANCE		830,906
Germany - 5.2%
Allianz SE	191,206	34,724
Brenntag SE	844,996	59,357
Deutsche Borse AG	367,600	64,170
Deutsche Post AG	1,666,532	66,561
Linde PLC	158,794	47,942
Merck KGaA	151,918	28,934
Nexus AG	562,762	30,024
Rheinmetall AG	144,608	26,433
Siemens AG	493,254	55,020
Siemens Healthineers AG (d)	483,570	24,780
TOTAL GERMANY		437,945
Hong Kong - 2.0%
AIA Group Ltd.	13,096,736	131,578
Techtronic Industries Co. Ltd.	3,457,678	38,369
TOTAL HONG KONG		169,947
Hungary - 0.2%
Richter Gedeon PLC	865,729	17,668
India - 6.4%
Avenue Supermarts Ltd. (a)(d)	505,358	27,150
Delhivery Private Ltd. (f)	1,020,800	7,352
Eicher Motors Ltd.	595,700	23,311
HDFC Bank Ltd.	3,117,382	56,862
HDFC Bank Ltd. sponsored ADR	1,603,797	100,718
Housing Development Finance Corp. Ltd.	4,533,815	136,666
Pine Labs Private Ltd. (a)(e)(f)	8,672	4,853
PVR Ltd. (a)	649,600	17,628
Reliance Industries Ltd.	2,618,180	83,175
Reliance Industries Ltd. sponsored GDR (d)	402,981	25,428
Star Health & Allied Insurance Co. Ltd.	992,200	9,363
Sunteck Realty Ltd. (a)	2,762,804	18,135
Vijaya Diagnostic Centre Pvt Ltd.	3,895,982	16,825
Zomato Ltd. (a)	10,934,400	6,492
TOTAL INDIA		533,958
Ireland - 1.8%
Cairn Homes PLC	28,467,964	31,791
CRH PLC	1,175,981	45,127
Dalata Hotel Group PLC (a)(c)	11,372,863	41,787
ICON PLC (a)	109,673	26,459
Ryanair Holdings PLC sponsored ADR (a)	140,950	10,289
TOTAL IRELAND		155,453
Italy - 0.3%
BFF Bank SpA (d)	3,211,595	22,501
Japan - 18.2%
Daiichi Sankyo Kabushiki Kaisha	1,793,128	47,544
FUJIFILM Holdings Corp.	1,684,189	96,204
Fujitsu Ltd.	352,889	47,309
Hitachi Ltd.	2,655,479	134,442
Hoya Corp.	1,129,302	113,147
Itochu Corp.	2,887,499	84,054
JEOL Ltd.	1,034,486	47,033
Keyence Corp.	130,986	51,915
Minebea Mitsumi, Inc.	4,328,466	77,861
Misumi Group, Inc.	954,505	23,746
Mitsubishi UFJ Financial Group, Inc.	9,744,902	54,908
Olympus Corp.	4,728,980	101,210
ORIX Corp.	7,798,799	138,989
Persol Holdings Co. Ltd.	2,363,091	48,920
Recruit Holdings Co. Ltd.	1,353,304	50,577
Renesas Electronics Corp. (a)	7,043,269	67,086
Shin-Etsu Chemical Co. Ltd.	717,461	91,903
SMC Corp.	72,263	35,614
Sony Group Corp.	1,706,860	144,789
TIS, Inc.	1,444,115	40,947
ZOZO, Inc.	1,379,328	29,796
TOTAL JAPAN		1,527,994
Luxembourg - 0.4%
Eurofins Scientific SA	479,301	37,240
Netherlands - 5.7%
Airbus Group NV	524,087	56,508
ASML Holding NV (Netherlands)	327,451	188,205
Heineken NV (Bearer)	623,700	61,259
IMCD NV	229,230	36,502
ING Groep NV (Certificaten Van Aandelen)	4,847,767	47,090
Koninklijke KPN NV	16,605,668	54,666
RHI Magnesita NV	422,999	11,601
Universal Music Group NV	958,243	21,691
TOTAL NETHERLANDS		477,522
New Zealand - 0.9%
EBOS Group Ltd.	1,714,646	42,606
Ryman Healthcare Ltd.	5,655,913	33,082
TOTAL NEW ZEALAND		75,688
Norway - 3.1%
Equinor ASA	6,794,173	261,602
Volue A/S (a)	994,864	2,512
TOTAL NORWAY		264,114
Singapore - 0.5%
United Overseas Bank Ltd.	2,056,300	41,026
Spain - 2.0%
Aena SME SA (a)(d)	137,475	17,389
Amadeus IT Holding SA Class A (a)	1,323,933	77,199
Cellnex Telecom SA (d)	1,090,470	48,776
Cie Automotive SA	840,096	21,964
TOTAL SPAIN		165,328
Sweden - 3.1%
ASSA ABLOY AB (B Shares)	3,409,686	80,557
HEXPOL AB (B Shares)	1,996,229	20,724
Indutrade AB	1,843,982	43,096
Kry International AB (a)(e)(f)	4,183	946
Lagercrantz Group AB (B Shares)	2,991,776	32,531
Nibe Industrier AB (B Shares)	1,684,226	16,872
Nordnet AB	1,925,294	25,757
Svenska Handelsbanken AB (A Shares)	4,780,382	42,985
TOTAL SWEDEN		263,468
Switzerland - 8.0%
Lonza Group AG	84,168	51,153
Nestle SA (Reg. S)	2,489,316	305,012
Partners Group Holding AG	55,303	60,018
Roche Holding AG (participation certificate)	773,279	256,732
TOTAL SWITZERLAND		672,915
Taiwan - 1.2%
MediaTek, Inc.	1,624,000	37,296
Taiwan Semiconductor Manufacturing Co. Ltd.	3,535,000	60,428
TOTAL TAIWAN		97,724
United Kingdom - 11.2%
Anglo American PLC (United Kingdom)	1,150,738	41,593
AstraZeneca PLC (United Kingdom)	1,481,438	194,870
Beazley PLC	175,160	1,156
Big Yellow Group PLC	2,141,100	37,156
Bunzl PLC	2,419,393	90,482
Bytes Technology Group PLC	868,782	4,774
Compass Group PLC	5,202,687	121,933
Dechra Pharmaceuticals PLC	593,918	26,645
Diageo PLC	2,771,717	131,301
Dr. Martens Ltd.	4,300,613	13,596
M&G PLC	37,026,308	96,178
Reckitt Benckiser Group PLC	1,494,126	121,196
S4 Capital PLC (a)	3,786,465	5,833
Smart Metering Systems PLC	2,903,759	33,240
Starling Bank Ltd. Series D (a)(e)(f)	6,223,100	17,870
Zegona Communications PLC (c)	328,262	336
TOTAL UNITED KINGDOM		938,159
United States of America - 0.6%
NICE Ltd. sponsored ADR (a)	79,074	16,923
NVIDIA Corp.	185,435	33,681
TOTAL UNITED STATES OF AMERICA		50,604
TOTAL COMMON STOCKS (Cost $6,589,152)		7,786,434

Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.5%
China - 0.3%
ByteDance Ltd. Series E1 (a)(e)(f)	131,235	18,837
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	727,754	6,528
		25,365
Estonia - 0.2%
Bolt Technology OU Series E (e)(f)	87,239	13,778
TOTAL CONVERTIBLE PREFERRED STOCKS		39,143
Nonconvertible Preferred Stocks - 0.4%
India - 0.3%
Pine Labs Private Ltd.:
Series 1 (a)(e)(f)	20,726	11,598
Series A (a)(e)(f)	5,179	2,898
Series B (a)(e)(f)	5,635	3,153
Series B2 (a)(e)(f)	4,558	2,551
Series C (a)(e)(f)	8,478	4,744
Series C1 (a)(e)(f)	1,786	999
Series D (a)(e)(f)	1,910	1,069
		27,012
Sweden - 0.1%
Kry International AB Series E (a)(e)(f)	24,162	5,467
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,479
TOTAL PREFERRED STOCKS (Cost $76,424)		71,622

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (g)	517,596,647	517,700
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	85,058,018	85,067
TOTAL MONEY MARKET FUNDS (Cost $602,767)		602,767

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $7,268,343)	8,460,823
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(63,307)
NET ASSETS - 100.0%	8,397,516

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,756,000 or 3.6% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,643,000 or 1.2% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664
ByteDance Ltd. Series E1	11/18/20	14,380
Delhivery Private Ltd.	5/20/21	4,983
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336
Kry International AB	5/14/21	1,817
Kry International AB Series E	5/14/21	11,046
Pine Labs Private Ltd.	6/30/21	3,233
Pine Labs Private Ltd. Series 1	6/30/21	7,728
Pine Labs Private Ltd. Series A	6/30/21	1,931
Pine Labs Private Ltd. Series B	6/30/21	2,101
Pine Labs Private Ltd. Series B2	6/30/21	1,699
Pine Labs Private Ltd. Series C	6/30/21	3,161
Pine Labs Private Ltd. Series C1	6/30/21	666
Pine Labs Private Ltd. Series D	6/30/21	712
Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	398,277	2,336,364	2,216,941	1,852	-	-	517,700	1.0%
Fidelity Securities Lending Cash Central Fund 2.01%	2,886	1,154,700	1,072,519	1,061	-	-	85,067	0.2%
Total	401,163	3,491,064	3,289,460	2,913	-	-	602,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dalata Hotel Group PLC	56,215	-	6,744	-	(4,075)	(3,609)	41,787
Iperionx Ltd.	9,332	-	219	-	(83)	(3,059)	5,971
Zegona Communications PLC	495	-	11	-	(1)	(147)	336
Total	66,042	-	6,974	-	(4,159)	(6,815)	48,094

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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